Submission	Jun. 23, 2026
Submission [Line Items]
Central Index Key	0000034088
Registrant Name	EXXON MOBIL CORP
Registration File Number	333-293558
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES